Variable Interest Entities - Assets and Liabilities in Statutory Accounts of VIEs (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Variable Interest Entity [Line Items]
Cash and cash equivalents	$ 1,542,000,000
Predecessor
Variable Interest Entity [Line Items]
Cash and cash equivalents		$ 1,255,000,000
SFL Deepwater Limited
Variable Interest Entity [Line Items]
Investment in finance lease	320,000,000
Amount due from related parties	0
Other assets (1)	2,000,000
Total assets	322,000,000
Short-term interest-bearing debt	16,000,000
Long-term interest-bearing debt	179,000,000
Other liabilities	2,000,000
Short-term trading balances due to related parties	0
Long-term debt due to related parties (2)	84,000,000
Debt principal outstanding	113,000,000
Debt discount	(25,000,000)
Trading asset positions held against long-term loan	(4,000,000)
Total liabilities	281,000,000
Equity	41,000,000
SFL Deepwater Limited | Predecessor
Variable Interest Entity [Line Items]
Investment in finance lease		335,000,000
Amount due from related parties		4,000,000
Other assets (1)		6,000,000
Total assets		345,000,000
Short-term interest-bearing debt		226,000,000
Long-term interest-bearing debt		0
Other liabilities		3,000,000
Short-term trading balances due to related parties		0
Long-term debt due to related parties (2)		113,000,000
Debt principal outstanding		113,000,000
Debt discount		0
Trading asset positions held against long-term loan		0
Total liabilities		342,000,000
Equity		3,000,000
SFL Hercules Limited
Variable Interest Entity [Line Items]
Investment in finance lease	307,000,000
Amount due from related parties	0
Other assets (1)	0
Total assets	307,000,000
Short-term interest-bearing debt	8,000,000
Long-term interest-bearing debt	193,000,000
Other liabilities	0
Short-term trading balances due to related parties	10,000,000
Long-term debt due to related parties (2)	62,000,000
Debt principal outstanding	80,000,000
Debt discount	(18,000,000)
Trading asset positions held against long-term loan	0
Total liabilities	273,000,000
Equity	34,000,000
SFL Hercules Limited | Predecessor
Variable Interest Entity [Line Items]
Investment in finance lease		326,000,000
Amount due from related parties		4,000,000
Other assets (1)		6,000,000
Total assets		336,000,000
Short-term interest-bearing debt		27,000,000
Long-term interest-bearing debt		224,000,000
Other liabilities		2,000,000
Short-term trading balances due to related parties		0
Long-term debt due to related parties (2)		80,000,000
Debt principal outstanding		80,000,000
Debt discount		0
Trading asset positions held against long-term loan		0
Total liabilities		333,000,000
Equity		3,000,000
SFL Linus Limited
Variable Interest Entity [Line Items]
Investment in finance lease	397,000,000
Amount due from related parties	0
Other assets (1)	0
Total assets	397,000,000
Short-term interest-bearing debt	9,000,000
Long-term interest-bearing debt	221,000,000
Other liabilities	0
Short-term trading balances due to related parties	21,000,000
Long-term debt due to related parties (2)	76,000,000
Debt principal outstanding	121,000,000
Debt discount	(45,000,000)
Trading asset positions held against long-term loan	0
Total liabilities	327,000,000
Equity	70,000,000
SFL Linus Limited | Predecessor
Variable Interest Entity [Line Items]
Investment in finance lease		431,000,000
Amount due from related parties		0
Other assets (1)		8,000,000
Total assets		439,000,000
Short-term interest-bearing debt		48,000,000
Long-term interest-bearing debt		261,000,000
Other liabilities		0
Short-term trading balances due to related parties		4,000,000
Long-term debt due to related parties (2)		121,000,000
Debt principal outstanding		121,000,000
Debt discount		0
Trading asset positions held against long-term loan		0
Total liabilities		434,000,000
Equity		5,000,000
Variable Interest Entity, primary beneficiary
Variable Interest Entity [Line Items]
Cash and cash equivalents	$ 2,000,000	$ 17,000,000